Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001520358
Registrant Name	Mama's Creations, Inc.
Registration File Number	333-297120
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES